Convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2022
Convertible preferred shares
Schedule of convertible preferred shares immediately before the conversion upon the Group's IPO

		Issuance	Total
		price	number of
Series	Issuance date	per share	shares issued
		US$
Series A-1 convertible preferred shares	February 2015	11.3970	12,180,250
Series A-2 convertible preferred shares	February 2015	11.4423	9,145,501
Series A-3 convertible preferred shares	February 2015	11.4423	10,668,684
Series A-4 convertible preferred shares	February 2015	11.6866	33,711,135
Series A-5 convertible preferred shares	February 2015	12.0325	21,161,516
Series A-6 convertible preferred shares	February 2015	12.7193	41,028,543
Series A-7 convertible preferred shares	March 2013	0.0080	20,000,000
Series A-8 convertible preferred shares	April 2013	0.1600	12,500,000
Series A-9 convertible preferred shares	May 2013	0.9600	3,125,000
Series A-10 convertible preferred shares	May 2013	0.9600	15,625,000
Series A-11 convertible preferred shares	January 2014	2.9160	21,654,327	(i)
Series A-12 convertible preferred shares	January 2014	3.2400	10,956,791
Series A-13 convertible preferred shares	April 2014	3.8250	20,915,034
Series A-14 convertible preferred shares	July 2014	7.3125	17,777,778
Series A-15 convertible preferred shares	December 2014 to January 2015	12.2727	54,592,596
Series A-16 convertible preferred shares	May 2015	18.9705	12,756,674
Series A-17 convertible preferred shares	July 2015 to March 2016	27.4262	116,312,175
Series A-18 convertible preferred shares	April 2016 to August 2017	38.2271	111,432,959
Series B-1 convertible preferred shares	August 2016 to October 2017	119.0705	58,530,879
Series B-2 convertible preferred shares	April 2017 to August 2019	50.9321	212,683,291
(i)	Including 4,507,550 Series A-11 preferred shares legally issued in 2018 upon the exercise of the warrant.

Schedule of movement of convertible preferred shares

	Total
	number of	Total
	shares	amount
		RMB
Balance as of January, 2020	816,287,809	189,847,244
Repurchase of Series A‑17 convertible preferred shares	(29,842)	(5,198)
Repurchase of Series A‑18 convertible preferred shares	(12,215)	(3,067)
Balance as of December 31, 2020	816,245,752	189,838,979
Conversion of preferred shares to ordinary shares	(816,245,752)	(189,838,979)
Balance as of December 31, 2021	—	—
Balance as of December 31, 2022	—	—